Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Apr. 23, 2014 Subsequent Event Options Exercised Ethane Capable GAs Carrier m3 Vessel
Subsequent Event [Line Items]
Payment for property plant and equipment	$ 284,895	$ 123,543,397	$ 235,200,000
Number of vessels to be constructed under option agreement			3
Gas carrier cargo capacity			35,000
Original Expected Delivery Of Vessels, and year			2016-04